Income Taxes - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Jan. 08, 2019
Disclosure of detailed information about business combination [line items]
Decrease for current tax expenses of prior periods	¥ 4,667	¥ 10,875		¥ 8,005
Decrease for deferred tax expense relating to origination and reversal of temporary differences	¥ 62,015	¥ 6,975		¥ 2,998
Statutory tax rate	30.60%	30.60%		30.80%
Tax effect from change in tax rate	¥ 94,611			¥ 27,516
Net asset basis step-up	102,499
Deferred tax expense	¥ 7,888
Effective tax rate	172.90%	(5.90%)		14.00%
Deferred tax liabilities	¥ 710,147	¥ 721,456	[1]
Deferred tax relating to items charged directly to equity		1,992
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised	1,638,847	1,728,537
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	3,496,081	¥ 2,488,999
Shire
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities	¥ 721,456				¥ 867,061

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.